Fair Value Measurements	4 Months Ended
Apr. 21, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and all other current liabilities approximate fair values due to the short maturities of these instruments.